Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Forge Nano, Inc.
Net Sales
Total Net Sales	$ 7,388,000	$ 8,299,000
Cost of Sales
Total Cost of Sales	11,245,000	7,967,000
Gross (Loss) Profit	(3,857,000)	332,000
Operating Expenses
General and administrative	40,788,000	27,474,000
Total Operating Expenses	40,788,000	27,474,000
Loss from operations	(44,645,000)	(27,142,000)
Nonoperating Income (Expense)
Interest income	637,000	1,053,000
Grant income	7,062,000	2,306,000
Other income	865,000	263,000
Interest expense, change in fair value, and amortization of debt discount	(6,515,000)	(3,439,000)
Other expense	(578,000)	(25,000)
Total other income	1,471,000	158,000
Net income (loss)	$ (43,174,000)	$ (26,984,000)
Net Loss Per Share, Basic	$ (27.94)	$ (17.7)
Net Loss Per Share, Diluted	$ (27.94)	$ (17.7)
Weighted-Average Shares Outstanding, Basic	1,545,163	1,524,640
Weighted-Average Shares Outstanding, Diluted	1,545,163	1,524,640
Forge Nano, Inc. | Tool manufacturing and related services
Net Sales
Total Net Sales	$ 4,625,000	$ 6,852,000
Cost of Sales
Total Cost of Sales	6,239,000	5,441,000
Forge Nano, Inc. | Coating services
Net Sales
Total Net Sales	1,429,000	1,332,000
Cost of Sales
Total Cost of Sales	3,921,000	2,486,000
Forge Nano, Inc. | Battery manufacturing
Net Sales
Total Net Sales	1,334,000	115,000
Cost of Sales
Total Cost of Sales	$ 1,085,000	$ 40,000